Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	May 10, 2023
C000241425 [Member]
Account Value [Line Items]
Account Value	$ 12,739	$ 12,918	$ 12,273	$ 11,386	$ 11,078	$ 10,846	$ 10,137	$ 10,222	$ 10,000
S&P 500 Index ($13,946) [Member]
Account Value [Line Items]
Account Value	$ 13,946	$ 14,568	$ 14,226	$ 13,435	$ 12,883	$ 11,653	$ 10,433	$ 10,786	$ 10,000